Income taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Summary of Operations Before Income Taxes

Loss from operations before income taxes was comprised of the following (in thousands):

	Twelve Months Ended June 30,
	2022	2021	2020
United Kingdom	$(13,061)	$(6,199)	$(1,898)
United States	$(32,194)	(29,137)	(7,946)
	$(45,255)	$(35,336)	$(9,844)

Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement

A reconciliation of income tax benefit from continuing operations as reflected in the financial statements is as follows:

	Twelve Months Ended June 30,
	2022	2021	2020
U.K tax benefit at statutory rate	(19.0)%	(19.0)%	(19.0)%
State taxes, net of federal benefit	(3.7)	(12.4)	(6.6)
Permanent differences	1.4	(0.1)	1.6
Research and development	0.0	(0.1)	0.0
Change in valuation allowance	24.1	34.5	25.0
Other	(2.7)	(2.9)	(1.0)
Effective tax rate	0.1%	0.0%	0.0%

Summary of Company's Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	Twelve Months Ended June 30,
	2022	2021	2020
Deferred tax assets:
Net operating losses	$27,201	$13,491	$4,296
Research and development licenses	3,150	4,133	2,550
Development costs	—	—	418
Share-based compensation	1,025	762	198
Unrealized foreign exchange loss	—	1,739	—
Deferred interest expense	—	2,112	—
Accrued expenses	311	741	—
Other	4	144	—
Valuation allowances	(31,113)	(21,046)	(7,331)
Total deferred tax assets	578	2,076	131
Deferred tax liabilities:
Depreciation	(473)	(431)	(91)
Mark-to-market securities	(89)	(1,645)	—
Unrealized foreign exchange loss	(16)	—	—
Other	—	—	(40)
Total deferred tax liabilities	(578)	(2,076)	(131)
Net deferred tax	$—	$—	$—

Summary of Company's Net Operating Loss Carryforwards

The Company’s net operating loss carryforwards (“NOL”) for U.K., U.S. federal and U.S. state income tax purposes consisted of the following (in thousands):

	Twelve Months Ended June 30,
	2022	2021	2020
United Kingdom	$13,452	$9,981	$3,640
U.S. Federal	79,896	33,613	11,817
U.S. State and Local	120,146	67,291	21,520